Feb. 27, 2019
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Vanguard Windsor™ II Fund

Supplement Dated December 16, 2019, to the Prospectus and Summary Prospectus Dated February 27, 2019

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Windsor II Fund (the Fund) approved restructuring of the Fund's investment advisory team, removing Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow, Hanley) and The Vanguard Group, Inc.'s Quantitative Equity Group (QEG) as investment advisors to the Fund and adding Aristotle Capital Management, LLC (Aristotle Capital) to the Fund's investment team. All references to Barrow, Hanley and QEG, and all other details and descriptions regarding Barrow, Hanley's and QEG's management of certain assets of the Fund in the Prospectus and Summary Prospectus are deleted in their entirety.

Aristotle Capital independently selects and maintains a portfolio of common stocks for the Fund. The Fund's board of trustees determines the proportion of the Fund's assets to be managed by each advisor and may change these proportions at any time.

The change in the Fund's investment advisory arrangement is expected to change the Fund's expense ratios to 0.34% for Investor Shares and 0.26% for Admiral Shares. The Fund's investment objective, principal investment strategies, and principal risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The following replaces a similar table under the heading "Fees and Expenses" in the Fund Summary section:

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Admiral Shares
Management Fees	0.33%	0.25%

12b-1 Distribution Fee	None	None

Other Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses1	0.34%	0.26%

1 The expense information shown in the table has been restated to reflect estimated amounts.

In the same section, the following replaces a similar table under "Example":

	1 Year	3 Years	5 Years	10	Years
Investor Shares	$35	$109	$191	$431

Admiral Shares	$27	$84	$146	$331

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